INTANGIBLE ASSETS AND GOODWILL (Details 2) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 385	$ 513
2027	513	513
2028	297	297
2029	202	202
2030	202	202
Thereafter	726	618
Total	$ 2,325	$ 2,345	$ 5,365